787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Aberdeen Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund, each series of the Registrant (the “Acquiring Funds”), of the assets and liabilities of Credit Suisse Large Cap Blend Fund, Inc, a Maryland corporation, and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust, respectively, in exchange for shares of the applicable Acquiring Funds.

Pursuant to Rule 488, the Registration Statement designates an effective date of August 15, 2011.  Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Rose F. DiMartino, Esq., Willkie Farr & Gallagher, LLP
James G. Silk, Esq. Willkie Farr & Gallagher, LLP
Laura P. Gavenman, Esq. Willkie Farr & Gallagher, LLP

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